Expense Example - TCW Global Real Estate Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,310
Expense Example, with Redemption, 10 Years	2,990
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	1,170
Expense Example, with Redemption, 5 Years	2,234
Expense Example, with Redemption, 10 Years	$ 4,883